Redacted ID	LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
2022EBO1_0032	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is nxx-xxxxx occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0036	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0042	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to request 1 month forbearance extension and advise that they plan to put home up for sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0054	xxxx	3	[3] Loan is in Foreclosure [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX noted on xx/xx/xxxx (xx-xxxxx. No damages were reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0065	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to borrower.  Borrower advised hardship resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0116	xxxx	3	[3] Loan is in Foreclosure [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to borrower. Party advised should contact attorney and disconnected phone call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0118	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower advised they were still waiting for the paperwork. The agent advised them to allow time for the account to be reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0132	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called regarding RFD; spouse disability curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0137	xxxx	3	[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower, who authorized a third party to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is judgment.  Answer filed with affirmative defenses xx/xx/xxxx.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is release from stay granted.  Motion for Relief was granted xx/xx/xxxx and is effective xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment after review period dated xx/xx/xxxx reflects contested resolved and proceeding with foreclosure.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0143	xxxx	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Mold on kitchen cabinets, fascia and basement windows. Stained garage floor, exterior siding damage, discoloration on exterior wall, stained basement siding, minor ceiling damage, drywall damage, cracks on drywall, attic siding damage. Bids have been submitted for repairs.  Property repairs have not started.  The property condition is fair.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0153	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated they will send the modification documentation in the systems.  They also had questions regarding the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0158	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed xx/xx/xxxx.  A motion for relief was filed xx/xx/xxxx.  MFR resulted in an Agreed Order entered on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0159	xxxx	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower inquired about using the overage on the account. The agent advised that they could not.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.  There was a prior Chapter 13 bankruptcy that was filed on xx/xx/xxxx and discharged on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is xx-xxxxx
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0196	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per the commentary a written cease and desist request was received on xx/xx/xxxx outside of the review period.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0197	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0205	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrowers attorney called to discuss a loan modification option. The borrower would also like to possibly reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is NOS/sale pub.  The sheriffs sale date was scheduled for xx/xx/xxxx however the sale was cancelled due to a bankruptcy filing on xx/xx/xxxx.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0214	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0241	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0243	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request assistance with completing the broker response package. The reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0249	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.  Comment xx/xx/xxxx: xx-xxxxxwer Plan detail Date Form.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0254	xxxx	3	[3] Loan is in Foreclosure [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from authorized third party requesting a payoff. Rep provided attorneys information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxx and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0255	xxxx	3	[3] Loan is in Foreclosure

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  As of xx/xx/xxxx, a Sale Date has not been determined. xx/xx/xxxx: Title Issue Review completed, Title Issue Resolved.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is discharged.  A motion for relief was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On xx/xx/xxxx: Damage noted Roof/fascia/Soffit/Gutter  and interior damage to Electric box, Ceiling/Drywall and Mold Damage. There is no evidence that repairs have started.  The damage repair amount is estimated at $xx.xx.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0256	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The servicer called the borrower to inform them of the forbearance expiration and to discuss post forbearance assistance options. The borrower requested that they call back because they are working with an outside agency to help with the loan payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0264	xxxx	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution

[3] Loan is in Foreclosure

[3] The Foreclosure is contested.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is court delay.  The next projected foreclosure step is first legal/NOD.  xx/xx/xxxx Answer filed with affirmative defenses. Mediation set for xx/xx/xxxx
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0283	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0325	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called and requested an extension of the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0354	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called and stated can resume making payments. Agent went over available options and advised that documents must be signed by all parties with interest in the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0359	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower to get an update on the status of loan modification. Rep advised borrower of missing documents and advised borrower to call back on xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0360	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  An unauthorized third party called and stated the borrower is deceased and the xx-xxxxxwer is sick with covid. Also requested a forbearance plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0365	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that the reason for default is due to going through a divorce and wanted an update on the deferral. The agent advised that in order to continue with the partial claim a divorce decree and quit claim deed will be needed so that the spouses name will be removed for the documents. The borrower stated that they will have the documents soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0390	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that they tried to make a payment online but it wouldn't go through because they are still delinquent, Reset options were discussed and the servicer stated that they will mail out a partial claim agreement. The reason for default was due to unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0391	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to discuss post forbearance options and to add wife as an authorized user. Borrower and agent were to touch base again in a couple of weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is service.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  Case # and filing date not provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0399	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0414	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0425	xxxx	3	[3] Loan is in Foreclosure [3] RFD - Borrower Illness [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The Borrower called on xx/xx/xxxx to provide status on the account and stated is in Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is other xx-xxxxx information was not located..  Unable to determine the next projected foreclosure step.  The Commentary on xx/xx/xxxx states Foreclosure was placed on hold.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The Commentary on xx/xx/xxxx states Foreclosure hold was due to FEMA.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0440	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call hung up on IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is nxx-xxxxx occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0462	xxxx	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] Loan is in Foreclosure [3] The Foreclosure is contested.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0472	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased anxx-xxxxxThe date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comment dated xx/xx/xxxx reflects POC was filed by prior servicer but unable to locate date filed. Comment dated xx/xx/xxxx reflects transfer of claim has been filed and was entered on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is nxx-xxxxx occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0478	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to make a payment and was advised that loan was breached and they were removed from Mortgage Assistance due to not being able to be contacted. Borrower was upset and stated they were always available. Borrower was advised an escalation was put in to have then reviewed for the combo no docs..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0504	xxxx	3	[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is judgment.  Answer With Affirmative Defenses filed by borrower's counsel on xx/xx/xxxxmatter to be resolved at judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0507	xxxx	3	[3] Loan is in Foreclosure [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0511	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to advise that they were told to send in a copy of the deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0512	xxxx	2	[2] Currently Delinquent Mortgage

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to discuss options after Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Comment xx/xx/xxxx: Incurred Funds for $xx.xx, claim classification . Monitored rec'd docs. Inspection letter requested. Need 50% or better inspection.,  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0525	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for information regarding the FHA loan . The Servicer advises the borrower the loan was in active foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  Per comments on xx/xx/xxxx, a motion to dismiss bankruptcy was filed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0533	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower. Borrower advised income reduced was approved for a Streamline Mod but needs a bigger reduction in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0536	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed xx/xx/xxxx.  A prior Chapter13 bankruptcy, case#xx-xxxxx was filed on xx/xx/xxxx and a motion for relief was granted on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0555	xxxx	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution

[3] Loan is in Foreclosure

[3] The Foreclosure is contested.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  Mediation hearing scheduled forxx/xx/xxxx
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0556	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per commentary on xx/xx/xxxx, the file was referred to a foreclosure attorney. Per commentary onxx/xx/xxxx the borrower is deceased. Per commentary on xx/xx/xxxx, a HAMP modification became effective on xx/xx/xxxx.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0582	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to authorized 3rd party to advise of missing documents (bank statements).  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0584	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure sale date is listed as xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0589	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is service.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0594	xxxx	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to go over new loss mitigation package they received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Lender determined reporting was accurate.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0599	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Onxx/xx/xxxx an authorized third party called regarding a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.  Sale was cancelled due to bankruptcy filing.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0615	xxxx	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated they were impacted by covid and got into a accident. They explained they are waiting on disability to kick in and would like to be reviewed for a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates No information servicer responded to outstanding dispute in writing.  There was a written credit reporting dispute received on xx/xx/xxxx
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0624	xxxx	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Mold under the kitchen sink and on basement wall, fence damage, and vegetation nuisance.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0633	xxxx	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower called to request a loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  Outside of xx-xxxxx date postponed to xx/xx/xxxx per commentary on xx/xx/xxxx. Foreclosure placed on hold for loss mitigation per commentary on xx/xx/xxxx.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0645	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower called for the status of the 100 percent inspection for the open insurance claim and was told the final draw was requested on xx/xx/xxxx. Onxx/xx/xxxx the borrower called to request an extension on the COVxx-xxxxxrbearance. Borrower said had a new job but the pay was cut.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim for ice jams incurred onxx/xx/xxxx was closed on xx/xx/xxxx after receipt of a 100% inspection and the issuance of the final draw.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0660	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is xx-xxxxx occupied.
				ADDITIONAL INFORMATION: An unauthorized third party called on xx/xx/xxxx and informed agent the borrower was deceased and had no estate or will. The caller also advised a truck ran into the house and damaged the structural integrity.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0687	xxxx	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower confirmed the status of the claim check for wind damage was in process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim check in the amount of $xx.xx was issued on xx/xx/xxxx for wind damage dated xx/xx/xxxx.  The damage repair amount is estimated at $xx.xx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0692	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On 6/8/2021 the borrower called in and said had marital difficulties and excessive obligations. The borrower asked for a modification package to be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0694	xxxx	3	[3] Loan is in Foreclosure [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (severe winter storms xx/xx/xxxx; no damage reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0739	xxxx	3	[3] Loan is in Foreclosure [3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower called in to discuss the status of the modification application and was advised of which documents were still needed. Borrower informed the agent that they had a bad reaction to the COVID vaccine and got behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is NOS/sale pub.  Outside of scope: referred to attorney on xx/xx/xxxx, first legal xx/xx/xxxx, first publication xx/xx/xxxx.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0742	xxxx	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Window boarded, mold on front porch, ceiling, paneling, and siding, ceiling discoloration, additions need to be demolished, and junk in yard.  Property repair is in process.  The property condition is poor.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0763	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to have loan reset and wants a deferral. Documents sent to Underwriting for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0771	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments on xx/xx/xxxx indicate that the property was located in a FEMA declared disaster area due to Severe Winter Storms (XXXX). No property damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0782	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that the reason for default was covid19 related and wanted to discuss the loan modification offer that was given from the prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0784	xxxx	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower discussed the hardship application for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0826	xxxx	3	[3] Loan is in Foreclosure [3] Title Issue -: Other	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to discuss post forbearance options. Lender offered modification and borrower agreed to apply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is first legal/NOD.  COVID hold
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Property is located in two states (XX and XX) with 46 square feet located in XX. xx/xx/xxxx Title claim denied then challenged title co hired counsel. xx/xx/xxxx Firm is not retained to resolve title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0827	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to check loan status and discuss assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0841	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower called for poxx-xxxxxarance options and asked for a loss mitigation package. The borrower advised they were in the process of converting the chapter 13 bankruptcy to chapter 7, The borrower confirmed occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is othexx-xxxxxD-19.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0852	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Onxx/xx/xxxx the borrower called to inquire how much would be owed if they cancelled the COVxx-xxxxxrbearance. The borrower asked for an extension and was told it would be good through December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0855	xxxx	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Onxx/xx/xxxx the borrower gave authorization for the spouse to access the account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  *outside of scope* the sale was cancelled on xx/xx/xxxx due to a bankruptcy filing.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.  *Outside of scope* a new bankruptcy case was filed on xx/xx/xxxx for chapter 13, xx-xxxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0859	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx th borrower asked for an extension of the COVxx-xxxxxrbearance for 120 days and confirmed the reason for default was due to a curtail of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0864	xxxx	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  *Out of scope* sale cancelled and foreclosure placed on hold on 12/9/2021 due to a bankruptcy filing.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.  Prior filings: chapter 13 xx-xxxxx filedxx/xx/xxxx and dismissedxx/xx/xxxx; chapter 13 xx-xxxxx filedxx/xx/xxxx and dismissed xx/xx/xxxx.
*Outside of scope* chapter 13 filed xx-xxxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0902	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0904	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower discussed missing forbearance documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0910	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower inquiring about monthly payment amount. Rep advised of payment change.  Borrower scheduled a payment in the  amount of $xxxx Rep discussed loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0918	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0923	xxxx	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: *Outside of scope* onxx/xx/xxxx an unauthorized third party called to advise they sent a copy of the Affidavit of Acceptance of Successor as Trustee on xx/xx/xxxx. The agent had the caller upload directly on the website and forwarded it for review.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0924	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to do a phone interview for a modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0942	xxxx	3	[3] Loan is in Foreclosure [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  FEMA hold ended on xx/xx/xxxx.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0963	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0978	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower regarding letter stating missing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0984	xxxx	3	[3] Comments Indicate Foreign National [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in and advised unable to complete Quick Claim Deed to remove spouse from loan due to no valid Citizenship. Waiting for Citizenship Paperwork from Government, time frame up to 6 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_0997	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower requested a new deferral package be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1005	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1008	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to discuss loss mitigation assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.  A prior chapter 13, case#xx-xxxxx was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1014	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 7.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.  A motion for relief was filed xx/xx/xxxx.  The bankruptcy was discharged on xx/xx/xxxx however the system changes have not been made as of xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1019	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower wanted to know if can make a partial payment, borrower stated lost job and advised not sure when can bring account current. Borrower scheduled a payment for $xxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1032	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated the reason for default was unemployment.  They inquired about a modification and was advised it would take 4 to 6 weeks to review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1068	xxxx	3	[3] Loan is in Foreclosure [3] Title Issue -: Vesting	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 7.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxx and there is no evidence of reaffirmation.  There was a prior Chapter 13 bankruptcy, case#xx-xxxxx that was filed on xx/xx/xxxx. Relief was granted on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Break in the chain of title. Missing when xxxx who first appears in warranty deed recorded in book xxxx, page xx, recorded on xx/xx/xxxx.  The issue will be resolved when the judgment is entered.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1076	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower to discuss forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1094	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1095	xxxx	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

[3] The Foreclosure is contested.

[2] Loan is in Bankruptcy

[1] Contested FC (Atty Authorized) - Notes clearly state contested FC has been resolved; resolution date is in the past	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.  Per commentary on xx/xx/xxxx the contested foreclosure action is resolved.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1098	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower. Borrower wants loss mit assistance intends to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1100	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that they were in the process of filing bankruptcy due to a curtailment of income then covid19 hit. Covid forbearance options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.  A motion for relief was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Outside of the review period the borrower filed a Chapter 13 bankruptcy on xx/xx/xxxx.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1112	xxxx	3	[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called and received another call while on the line. Call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is first legal/NOD.  Answer filed bu counsel for the borrower on xx/xx/xxxxmatter to resolved at judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1123	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The Borrower called on xx/xx/xxxx to provide status on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1136	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is nxx-xxxxx occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1159	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower returned call to discuss loss mitigation options, and promised to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1198	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1200	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Onxx/xx/xxxx the borrower called and went over post forbearance options. The borrower asked for an extension of the forbearance. The borrower was directed to call back if interested in a modification so they could set it up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1206	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The authorized third party (spouse) requested a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1229	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments indicate on xx/xx/xxxx that the property was located in a FEMA declared disaster area due to Hurricane xxxx. No property damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1234	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1242	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower returned the servicer's call and discussed loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1278	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1279	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  An authorized third party called to discuss the partial claim process and verbally accepted the partial claim by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1299	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1302	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1317	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1339	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower was very upset that they were not advised to make two payments for the modification. They sent one payment and the documents, which the servicer received on xx/xx/xxxx, but the modification was closed out. A new modification package was being sent out to them at the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1344	xxxx	2	[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that they are now back to work and is going to apply for loss mitigation assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx.  The dispute type is Written and the reason is Property repair status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the loss draft inspection results. The results were found to be accurate at xx% completion and the dispute was resolved.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim check was received on xx/xx/xxxx in the amount of $xx.xx for water damage. On xx/xx/xxxx the inspection came back at xx% complete. As of xx/xx/xxxx an inspection is still needed in order to advance the claim and release additional funds.  The damage repair amount is estimated at $xx.xx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1364	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the servicer called for payment, and the borrower said they were working on the loss mitigation application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1367	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower requested the amount due to cure the account.  They made a payment in the amount of $xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1372	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1383	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1409	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.  The Commentary on xx/xx/xxxx shows the Foreclosure is active.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1410	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to inquire about assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1441	xxxx	3	[3] Loan is in Foreclosure

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower.  Borrower advised sent in new loss mit application.  Reason for default is due to curtailment of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is moratorium.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Loss datexx/xx/xxxx by Hurricane xxxx. xx/xx/xxxx Claim is expected to be monitored. .  The damage repair amount is estimated at $xx.xx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1443	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to verify forbearance end date, which agent confirmed as January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster area for remnants of Hurricane xxx mentioned xx/xx/xxxx. No damage evident.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1456	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1460	xxxx	3	[3] RFD - Borrower Illness

[2] Currently Delinquent Mortgage

[2] Property is located in a FEMA disaster area.

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to discuss the COVID protections available to them. Agent went over Loss Mitt options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment xx/xx/xxxx: FEMA declared disaster due to Hurricane xxxx. No damage reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1473	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in would like to do a Modification, stated current payment affordable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1474	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower.  Borrower advised wants to retain property and the reason for default is due to curtailment of income. Requesting to have forbearance extended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1504	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower, who requested a return call at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1532	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower was advised of reset options.  They were offered a streamline modification which will take 4 weeks to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1582	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request assistance for a Covid hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1583	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower requesting to have forbearance extended. Reason for default is due to business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1584	xxxx	3	[3] Loan is in Foreclosure [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  A3P spoke to the agent about loan assumption and loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is xxx
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1594	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower, who declined assistance and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1602	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated the reason for default was illness and curtailment of income.  The call was then unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1616	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for Hurricane xxxx as of xx/xx/xxxx; no damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1622	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 7.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxx and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for Hurricane xxxx as of xx/xx/xxxx no damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1628	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in, RFD: spouse unemployed. Agent went over the reset options and extended the Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1641	xxxx	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated they had two heart attacks and their spouse is not working.  They were advised of possible reset options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1675	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1676	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to decline assistance and advised the servicer to foreclose on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1702	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1712	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1750	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1757	xxxx	3	[3] Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  Pro se answer filed by the borrower on  xx/xx/xxxx; matter to be resolved at the  xx/xx/xxxx judgment hearing.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1763	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to request COVxx-xxxxxcovery Modification. Agent explained process may take xx-xxxxxys. Borrower also stated is looking at putting the house up for sale due to Martial issues, cannot afford the mortgage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1769	xxxx	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to check on Modification and also stated never received the Payoff that was requested in November. Borrower also stated They Attorney did not received Payoff either. Agent advised that Modification was still in review and will order another Payoff statement..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1772	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1826	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1830	xxxx	3	[3] Loan is in Foreclosure [3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Agent discussed poxx-xxxxxarance options with borrower, who decided to pursue a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  xx/xx/xxxx Estate tax lien for  $xxxx is on property from xx/xx/xxxx or former owner who died xx/xx/xxxx. Title company working on getting probate documents to clear title. No evidence of a claim.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1832	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to request Loss Mitigation assistance. Borrower stated RFD, illness and loss of income. Borrower was advised to fill out the Loss Mitt application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1840	xxxx	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to inquire if the forbearance plan carried over from the previous servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on xx/xx/xxxx. The servicer reviewed the history and responded to the borrower in writing. The commentary provided reflects no further escalation from the borrower for this issue.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1843	xxxx	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx.  Prior chapter 13 case #xx-xxxxx filed xx/xx/xxxx is missed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per the commentary the foreclosure sale was held on xx/xx/xxxx outside of the review period.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1852	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower requested a copy of the XXXX form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed xx/xx/xxxx.  There was a prior Chapter 13 bankruptcy, Case#xx-xxxxx that was dismissed on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1854	xxxx	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Loan is in Foreclosure

[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  Service was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The current foreclosure is delayed and the delay/obstruction reason is title issues.  The next projected foreclosure step is NOS/sale pub.  The foreclosure sale is on hold pending completion of the motion to correct the legal description hearing.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is an unresolved legal description issue  A title claim was filed and a no loss letter was received on xx/xx/xxxx. This did not resolve the title issue. A motion to correct the legal description has been filed with the court and a hearing date has been scheduled for xx/xx/xxxx. Issue will be resolved at judgment.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On xx/xx/xxxx the comments indicate stained ceiling and mold damage. The servicer is waiting on the bids from the vendor. Roof damage was also noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1862	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Agent discussed modification documents with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1868	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower advising unable to get credit report.  Rep advised will request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1873	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower to discuss assistance options. Agent explained and referred borrower to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1889	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated they are going through and divorce and the xx-xxxxx is refusing to sign the modification documentation.  They were advised to contact the local XXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1893	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to request a forbearance extension. They had just started a new job, but wife lost hers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in disaster area for remnants of Hurricane xxx per comments on xx/xx/xxxx. No damage evident.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1894	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to extend the Forbearance Plan and stated cannot make payments for at least another 60 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1899	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Agent made direct contact with borrower, who accepted an unspecified letter and said they would speak with lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1907	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1944	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1963	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in to request Loss Mitigation assistance. Borrower stated hardship is temporary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxx-xxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1968	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for status of the modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area for XXX Severe Winter Storms (XXX) as of xx/xx/xxxx no damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_1969	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request an extension of the forbearance and stated that they moved to Virginia and are selling the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is abandonment of property.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx.  A motion for relief was filed xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2011	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Onxx/xx/xxxx the borrower called and said was unemployed. The borrower asked for loss mitigation options and was provided with forbearance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2021	xxxx	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to make 2 payments by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2031	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower. Borrower stated not working wanted pay off amount rep advised to contact attorney. Rep gave attorney information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2032	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx an authorized third person called to discuss the account. The borrower is still affected by COVID and requested a forbearance extension. The agent also reviewed other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2044	xxxx	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx.  The first legal was completed xx/xx/xxxx.  Judgment was entered xx/xx/xxxx.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2062	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that the reason for default was due to being unemployed and they will be submitting a loss mitigation application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2068	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower stating  temporally out of work due to covid.  Borrower will apply for loss mit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2069	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower requested a three month forbearance extension and stated that the reason for default was due to reduced work hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2076	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that they are trying to find work and requested a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2094	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to discuss getting a post covid deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments on xx/xx/xxxx indicate that the property was located in a FEMA declared disaster area due to xxxx Wildfires (xx-xxxxx). No property damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2110	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2125	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower stating laid off from work. Borrower calling to check in only no commitment of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2135	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the borrower called to discuss the status of the account and when the COVID forbearance ends. The agent advised it ends xx/xx/xxxx but can extend it for three more months. The borrower confirmed a curtail of income and occupying the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2152	xxxx	2	[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  On xx/xx/xxxx the agent spoke to the successor in interest, who confirmed the borrower passed away.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per commentary on xx/xx/xxxx an insurance claim was filed for roof damage caused by wind with a DOL of xx/xx/xxxx. As of xx/xx/xxxx waiting for the final inspection to be scheduled.  The damage repair amount is estimated at $xx.xx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is xx-xxxxx occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2165	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to borrower provided post forbearance options.  Borrower advised still impacted by Covid 19.  Rep advised forbearance can be set up to 12 months. Borrower will discuss with spouse and return call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2168	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2183	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower, who stated a modification was approved in July and they are still awaiting the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2198	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to request a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2204	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  They borrower was advised to give more time for documentation for their forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2213	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for status of the modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for Hurricane xxxxxx as of xx/xx/xxxx; no damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2221	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The authorized party stated they intend to retain the property.  They confirmed the hardship package had been sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2239	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower requested a 6 month extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION:xx/xx/xxxx-xxxxxster declared zip code for xxxxxxxx Hurricane xxx xx-xxxxx No damage reported	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2248	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called to request Loss Mitigation assistance and stated waiting for reset paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2249	xxxx	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA area for Hurricane xxxxxx as of xx/xx/xxxx; no damage was reported.	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2257	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to borrower regarding hardship. Borrower not ready to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2260	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called requesting 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2265	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower to discuss the status of the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2274	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called regarding RFD unemployment; hardship package sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2289	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Borrower called in and stated work for the School System and they were closed due to COVID, also stated broke wrist in June. Borrower stated still have not received the documents and agent advised to follow up in a week if still have not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2301	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The authorized third party called to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is incarceration.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2331	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound call to borrower. Borrower unable to make a payment for another month and wants loss mit assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2351	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2358	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that the reason for default was due to a curtailment of income caused by the pandemic/ A two month forbearance extension was granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2367	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Outbound contact was made with the borrower, who accepted a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2405	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2410	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2420	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2430	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2434	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called to discuss poxx-xxxxxarance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2455	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2467	xxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx.  The chapter is Chapter 13.  The bankruptcy was filed under case number xx-xxxxx.  The most recent bankruptcy status is active.  Also filed Chapter 13 case# xx-xxxxx filed xx/xx/xxxx which was dismissed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2482	xxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx
2022EBO1_2506	xxxx	3	[3] Collection Comments - Incomplete -: Missing 12/01/2020 - 05/09/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Inbound call from borrower requesting to speak with SPOC.  Borrower hung up on Rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	xx/xx/xxxx	xx/xx/xxxx